Exceptional items (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Exceptional items
Compensation for loss of office	£ (9,127)	£ (9,127)
Football League pension scheme deficit (Note 29)	(865)	(865)
Total exceptional items	£ (9,992)	£ (9,992)